Cover	Jul. 15, 2023
Cover [Abstract]
Entity Registrant Name	TRUTANKLESS, INC.
Entity Central Index Key	0001429393
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 15, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-2137574
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-54219
Entity Address Address Line 1	14646 North Kierland Blvd., Suite 270
Entity Address City Or Town	Scottsdale
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85254
City Area Code	480
Local Phone Number	275-7572